ACQUISITIONS	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
(i) On July 24, 2024, the Company acquired 100% of the shares of Paxiom Group ("Paxiom"), a provider of primary, secondary, and end-of-line packaging machines in the food and beverage, cannabis, and pharmaceutical industries. The total purchase price paid upon finalization of working capital adjustments was $146,438.

Cash used in investing activities was determined as follows:

Cash consideration	$146,438
Less: cash acquired	(9,923)
$136,515

The allocation of the purchase price at fair value is as follows:

Purchase price allocation
Cash	$9,923
Other current assets	18,945
Property, plant and equipment	1,588
Right-of-use assets	11,562
Intangible assets with a definite life
Technology	10,200
Customer relationships	44,700
Other	1,694
Intangible assets with an indefinite life
Brands	12,200
Current liabilities	(17,745)
Other long-term liabilities	(10,438)
Deferred tax liability	(15,160)
Net identifiable assets	$67,469
Residual purchase price allocated to goodwill	78,969
Purchase consideration	$146,438

Current assets include accounts receivable of $5,328, representing the fair value of accounts receivable expected to be collected.

The purchase cost was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition. The fair value of the assets acquired and the liabilities assumed have been determined on a provisional basis based on information that is currently available to the Company. Final valuations of certain assets including intangible assets and property, plant, and equipment, are not yet complete due to inherent complexity associated with valuations. Specifically, a third-party valuation has not been finalized. Therefore, the purchase price allocation is preliminary and is subject to adjustment upon completion of the valuation process and analysis of resulting tax effects.

The primary factors contributing to the recognition of goodwill include the acquired workforce, access to new market growth opportunities, and the strategic value to the Company's growth plan.
Approximately 80% of the amounts assigned to intangible assets and 87% of the amounts assigned to goodwill are not expected to be tax-deductible. This acquisition was accounted for as a business combination, with the Company acquiring Paxiom using the purchase method of accounting as of July 24, 2024. From the acquisition date to March 31, 2025, Paxiom contributed approximately $31,458 in revenue and incurred a net loss of $3,501. If Paxiom had been acquired at the beginning of ATS' fiscal year (April 1, 2024), the Company estimates that the combined entity's revenues and net income for the year ended March 31, 2025 would have been approximately $15,729 higher and $1,750 lower, respectively.
(ii) On August 30, 2024, the Company acquired all material assets from Heidolph Instruments GmbH & Co. KG and Hans Heidolph GmbH ("Heidolph"), a leading manufacturer of premium lab equipment for the life sciences and pharmaceutical industries. This acquisition was accounted for as a business combination with the Company as the acquirer, since Heidolph meets the definition of a business under IFRS 3. The total purchase price was $45,064 (30,252 Euros).

Cash used in investing activities was determined as follows:

Cash consideration	$45,064
Less: cash acquired	(2,190)
$42,874

The allocation of the purchase price at fair value is as follows:

Purchase price allocation
Cash	$2,190
Other current assets	17,645
Property, plant and equipment	18,014
Right-of-use assets	3,204
Intangible assets with a definite life
Customer relationships	1,043
Other	297
Intangible assets with an indefinite life
Brands	4,841
Current liabilities	(5,455)
Other long-term liabilities	(3,204)
Net identifiable assets	$38,575
Residual purchase price allocated to goodwill	6,489
Purchase consideration	$45,064

Current assets include accounts receivable of $2,087, representing the fair value of accounts receivable expected to be collected.

The purchase cost was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition. The fair value of the assets acquired and the liabilities assumed have been determined on a provisional basis based on information that is currently available to the Company. Final valuations of certain assets including intangible assets and property, plant, and equipment, are not yet complete due to inherent complexity associated with valuations. Specifically, a third-party valuation has not been finalized. Therefore, the purchase price allocation is preliminary and is subject to adjustment upon completion of the valuation process and analysis of resulting tax effects.
The primary factors contributing to the recognition of goodwill include the acquired workforce and adjacent strategic capabilities, which will complement existing ATS businesses to provide comprehensive laboratory solutions. The amounts assigned to goodwill and intangible assets are expected to be 100% tax-deductible. This acquisition was accounted for as a business combination, with the Company acquiring Heidolph using the purchase method of accounting as of August 30, 2024. From the acquisition date to March 31, 2025, Heidolph contributed approximately $42,733 in revenue and incurred a net loss of $442. If Heidolph had been acquired at the beginning of ATS' fiscal year (April 1, 2024), the Company estimates that the combined entity's revenues and net income for the year ended ended March 31, 2025 would have been approximately $30,524 higher and $315 lower,